Restricted Investments - Reconciliation of Movement in Investments Held by Environmental Trust Funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Restricted investments	R 6,731	R 6,044
Fair value gain through profit and loss	260	104	R 219
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	6,716	6,030	5,673
Interest income	369	329	R 258
Fair value gain through profit and loss	254	95
Fair value gain through other comprehensive income	48	18
Dividends received	16	15
Maturity of equity-linked deposits	0	(96)
Acquisition/(maturity) of fixed deposits	84	(5)
Maturity of collective investment schemes (unit trusts)	0	(138)
Acquisition of government bonds	32	145
Net transfer of cash equivalents	(117)	93
Withdrawal of funds for rehabilitation work performed	R 0	R (99)